Segmental information	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segmental information
Segmental information

The Group's reportable segments are based on principal product groups and are consistent with the internal reporting structure as at 30 June 2021. Business units (BUs) are allocated to PGs based on management structure. The reportable segments are described as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting.
Copper	Mining and refining of copper, gold, silver, molybdenum and other by-products; exploration activities together with the Simandou iron ore project, which is the responsibility of Copper product group chief executive.
Minerals	Includes businesses with products such as borates, titanium dioxide feedstock together with the Iron Ore Company of Canada (iron ore mining and iron concentrate/pellet production). Also includes diamond mining, sorting and marketing.

The financial information by business unit has been recast in accordance with the organisational restructure announced on 28 January 2021.The main impacts are as follows: Simandou has moved from the previous Energy & Minerals product group to the Copper product group; Uranium has moved from the previous Energy & Minerals product group to Other Operations; Diamonds has moved from the previous Copper & Diamonds product group to the Minerals product group; the Minerals product group retains the Argyle Residual operations and from 1 January 2021, Argyle Closure has moved to Other Operations. Argyle Residual operations includes activity relating to the sale of remaining diamond inventory and property held. Argyle Closure includes activity relating to the management and execution of the Argyle mine closure obligations and management of entities with interests in state and traditional owner agreements and licences. As a result of these changes, the Copper & Diamonds segment is renamed Copper and the Energy & Minerals segment is renamed Minerals from 2021.

Six months ended 30 June 2021	Gross product sales(b) US$m	Underlying EBITDA(c) US$m	Underlying earnings(d) US$m	Capital expenditure(e) US$m	Depreciation and amortisation(f) US$m
Iron Ore	21,707	16,060	10,216	1,912	1,022
Aluminium	5,932	1,924	921	524	645
Copper	3,779	2,048	885	750	523
Minerals	3,270	1,398	498	209	232
Reportable segments total	34,688	21,430	12,520	3,395	2,422
Other Operations	85	(4)	(51)	—	92
Inter-segment transactions	(145)	(6)	(3)	—	—
Product group total	34,628	21,420	12,466	3,395	2,514
Other items	—	—	—	35	42
Share of equity accounted units(a)	(1,545)	—	—	(120)	(249)
Proceeds from disposal of property, plant and equipment		—	—	26	—
Central pensions, share-based payments, insurance and derivatives		119	120	—	—
Restructuring, project and one-off costs		(36)	(23)	—	—
Central costs		(346)	(294)	—	—
Central exploration and evaluation		(120)	(100)	—	—
Net interest		—	(3)	—	—
Consolidated sales revenue/Capital expenditure/Depreciation and amortisation(g)	33,083			3,336	2,307
Underlying EBITDA/Underlying earnings		21,037	12,166
Segmental information (continued)

Six months ended 30 June 2020	Gross product sales(b) US$m	Underlying EBITDA(c) US$m	Underlying earnings(d) US$m	Capital expenditure(e) US$m	Depreciation and amortisation(f) US$m
Iron Ore	11,465	7,698	4,563	1,185	840
Aluminium	4,487	925	193	482	594
Copper (Adjusted)	1,983	686	111	987	568
Minerals (Adjusted)	2,322	712	190	147	266
Reportable segments total	20,257	10,021	5,057	2,801	2,268
Other Operations (Adjusted)	158	1	(29)	1	99
Inter-segment transactions	(82)	(18)	(6)	—	—
Product group total	20,333	10,004	5,022	2,802	2,367
Other items	—	—	—	22	39
Share of equity accounted units(a)	(971)	—	—	(159)	(314)
Proceeds from disposal of property, plant and equipment		—	—	28	—
Central pensions, share-based payments, insurance and derivatives		102	97	—	—
Restructuring, project and one-off costs		(72)	(53)	—	—
Central costs		(273)	(233)	—	—
Central exploration and evaluation		(121)	(97)	—	—
Net interest		—	14	—	—
Consolidated sales revenue/Capital expenditure/Depreciation and amortisation(g)	19,362			2,693	2,092
Underlying EBITDA/Underlying earnings		9,640	4,750

(a)For Gross product sales - share of equity accounted units also includes adjustments for intra-subsidiary/equity accounted units sales.
(b)Gross product sales includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$1,567 million (30 June 2020: US$986 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$22 million (30 June 2020: US$15 million) to equity accounted units which are not included in gross product sales.
(c)Underlying EBITDA represents profit before tax, net finance items, depreciation and amortisation excluding the EBITDA impact of the same items that are excluded in arriving at underlying earnings (as defined below). The reconciliation of underlying EBITDA to profit before taxation can be found on page F-24.
(d)Underlying earnings represent net earnings attributable to the owners of Rio Tinto, adjusted to exclude items which do not reflect the underlying performance of the Group’s operations.

Exclusions from underlying earnings are those gains and losses that individually, or in aggregate with similar items, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance.

The following items are excluded from net earnings in arriving at underlying earnings in each period irrespective of the magnitude:

–Net gains/(losses) on disposal and consolidation of interests in businesses.
–Impairment charges and reversals.
–Profit/(loss) after tax from discontinued operations.
–Certain exchange and derivative gains and losses.
–The reconciliation of underlying earnings to net earnings can be found on pages F-24 and F-25.

(e)Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.
Segmental information (continued)
(f)Product group depreciation and amortisation for reportable segments include 100% of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation as shown in the cash flow statement. These figures do not include impairment charges and reversals, which are excluded from underlying earnings.
(g)Capital expenditure and Depreciation and amortisation as reported in the cash flow statement.
Reconciliation of underlying EBITDA to profit before taxation

	Six months ended 30 June 2021	Six months ended 30 June 2020
	US$m	US$m
Underlying EBITDA	21,037	9,640
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	(2)	53
Change in closure estimates (non-operating and fully impaired sites)	(175)	(172)
Depreciation and amortisation in subsidiaries and equity accounted units(a)	(2,502)	(2,288)
Impairment charges	—	(1,163)
Taxation and finance items in equity accounted units	(365)	(141)
Finance items	56	(650)
Profit before taxation	18,049	5,279
(a)Depreciation and amortisation in subsidiaries and equity accounted units for the period ended 30 June 2021 is net of capitalised depreciation of US$54 million (30 June 2020: US$118 million).

Reconciliation of underlying earnings to net earnings

Underlying earnings are reported by Rio Tinto to provide greater understanding of the underlying business performance of its operations. Underlying earnings and net earnings both represent amounts attributable to owners of Rio Tinto. Exclusions from underlying earnings relating to equity accounted units are stated after tax and included in the column ‘Pre-tax’. Items (a) to (e) below are excluded from net earnings in arriving at underlying earnings.

	Pre-tax US$m	Taxation US$m	Non- controlling interests US$m	Net amount for six months ended 30 June 2021 US$m	Net amount for six months ended 30 June 2020 US$m
Underlying earnings	17,918	(4,999)	(753)	12,166	4,750
Items excluded from underlying earnings:
Impairment charges(a)	—	—	—	—	(1,033)
Exchange and derivative gains/(losses):
- Exchange gains/(losses) on net debt and intragroup balances(b)	374	(34)	7	347	(149)
- Losses on currency and interest rate derivatives not qualifying for hedge accounting(c)	(52)	10	(3)	(45)	(167)
- (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting(d)	(16)	—	(6)	(22)	33
Net losses from movements to closure estimates (non-operating and fully impaired sites)(e)	(175)	42	—	(133)	(118)
Total excluded from underlying earnings	131	18	(2)	147	(1,434)
Net earnings	18,049	(4,981)	(755)	12,313	3,316

(a)Refer to Impairment charges note on pages F-13 and F-14.

(b)Exchange gains/(losses) on external net debt and intragroup balances for the period ended 30 June 2021 comprise of post-tax foreign exchange losses on net debt of US$4 million and post-tax gains of US$351 million on intragroup balances, primarily as a result of the Australian dollar weakening against the US dollar and the Canadian dollar strengthening against the US dollar.
Segmental information (continued)

Exchange (losses)/gains on external net debt and intragroup balances for the period ended 30 June 2020 comprise post-tax foreign exchange losses on net debt of US$170 million and post-tax gains of US$21 million on intragroup balances, primarily as a result of the Australian and Canadian dollars both weakening against the US dollar.

(c)Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.

(d)Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings.

(e)In 2021, this amount includes an increase in Diavik's closure provision to reflect the completion of the Pre-Feasibility Study that was in progress when the asset was fully impaired in 2020. As the assets at Diavik had previously been fully impaired this increase has been recognised through the income statement and has been excluded from underlying earnings in line with past practice when impairments have been recorded based on provisional closure estimates. The 2021 charge also includes closure provision increases at some of the Group's legacy sites where the environmental damage preceded ownership by Rio Tinto.

In 2020, the Pre-Feasibility Study for the Gove refinery closure was completed, resulting in an increase to the closure provision. As a non-operating asset, this increase was recognised through the income statement. Also in 2020, the feasibility study for the Argyle mine closure was completed, resulting in a decrease to the closure provision. As the assets at Argyle had previously been fully impaired this decrease was recognised through the income statement, in line with previous movements to the closure provision. These movements were excluded from underlying earnings.
Segmental information - additional information

Geographical analysis (by destination)

Consolidated sales revenue by destination(a)	Six months ended 30 June 2021	Six months ended 30 June 2020	Six months ended 30 June 2021	Six months ended 30 June 2020
	%	%	US$m	US$m
China	59.9%	54.9%	19,805	10,633
Asia (excluding China and Japan)	9.5%	11.1%	3,157	2,155
United States of America	11.5%	12.4%	3,816	2,392
Japan	7.2%	8.3%	2,373	1,598
Europe (excluding UK)	5.0%	5.9%	1,667	1,143
Canada	2.4%	2.9%	793	585
Australia	1.6%	1.8%	519	351
UK	0.5%	0.6%	166	112
Other countries	2.4%	2.1%	787	393
Consolidated sales revenue	100.0%	100.0%	33,083	19,362

(a)Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when control is transferred. Rio Tinto is domiciled in both the UK and Australia.
Product analysis (by revenue type)

	Six months ended 30 June 2021			Six months ended 30 June 2020
Consolidated sales revenue by product	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	21,964	1,108	23,072	12,182	82	12,264
Aluminium, Alumina and Bauxite	5,733	84	5,817	4,454	(19)	4,435
Copper	1,472	77	1,549	642	(9)	633
Industrial minerals	1,141	4	1,145	991	(7)	984
Gold	506	(6)	500	214	4	218
Diamonds	160	—	160	141	—	141
Other products(b)	827	13	840	692	(5)	687
Consolidated sales revenue	31,803	1,280	33,083	19,316	46	19,362
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			1,545			971
Gross product sales			34,628			20,333

(a)Certain of the Group’s products may be provisionally priced at the date revenue is recognised based on forward rates. The subsequent changes in value of provisionally priced receivables through to settlement is classified as ‘Other revenue’ above.

(b)"Other products" includes metallic co-products, molybdenum, silver and other commodities. This category also now includes uranium sales of US$76 million (30 June 2020: US$149 million) that were previously disclosed separately.